UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2015

WESTERN ASSET

INSTITUTIONAL LIQUID

RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional Liquid Reserves for the six-month reporting period ended February 28, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 27, 2015

II	Western Asset Institutional Liquid Reserves

Investment commentary

Economic review

The U.S. economy expanded at a solid pace during the six months ended February 28, 2015 (the “reporting period”). The U.S. Department of Commerce reported that in the second quarter of 2014, U.S. gross domestic product (“GDP”)i growth was 4.6%. GDP growth was driven by several factors, including an acceleration in personal consumption expenditures (“PCE”), increased private inventory investment and exports, as well as an upturn in state and local government spending. The economy continued to gain momentum as third quarter GDP growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from PCE, exports, nonresidential fixed investment and government spending. After the reporting period ended, the U.S. Department of Commerce reported that fourth quarter 2014 GDP growth was 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investments.

The U.S. manufacturing sector was another tailwind for the economy. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI reached a high of 59.0 in August, its best reading since March 2011. Manufacturing activity then moderated over the balance of the reporting period and the PMI was 52.9 in February 2015.

The improving U.S. job market was one of the factors supporting the overall economy during the reporting period. When the period began, unemployment was 5.9%, as reported by the U.S. Department of Labor. Unemployment generally declined during the reporting period and fell to 5.5% in February 2015, the lowest level since May 2008.

Western Asset Institutional Liquid Reserves	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on March 18, 2015, after the reporting period ended, the Fed removed “patient” from its statement regarding when it may raise rates. Rather, the Fed said it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2 percent objective over the medium term.”

Q. Did Treasury yields trend higher or lower during the six months ended February 28, 2015?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.48%. It fell as low as 0.34% on October 15, 2014, before ending the period at 0.63%. The yield on the ten-year Treasury began the period at 2.35%. It peaked at 2.63% on September 18, 2014 and concluded the period at 2.00%.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed ended its monthly asset purchase program, it kept the federal funds rate at a historically low range between zero and 0.25%. Against this backdrop, the yields available from money market securities remained extremely low during the reporting period.

Performance review

As of February 28, 2015, the seven-day current yield for Institutional Shares of Western Asset Institutional Liquid Reserves was 0.09% and the seven-day effective yield, which reflects compounding, was 0.09%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Liquid Reserves Portfolio, which has substantially the same goals and strategies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, Liquid Reserves Portfolio.

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV	Western Asset Institutional Liquid Reserves

Western Asset Institutional Liquid Reserves Yields as of February 28, 2015 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.09%	0.09%
SVB Securities Liquid Reserves Shares	0.01%	0.01%
SVB Securities Institutional Liquid Reserves Shares	0.02%	0.02%
Investors Shares	0.04%	0.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/ individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been -0.01%; the seven-day current yield would have been -0.46% and the seven-day effective yield would have been -0.45% for SVB Securities Liquid Reserves Shares; the seven-day current yield and the seven-day effective yield for SVB Securities Institutional Liquid Reserves Shares would have been -0.11% and the seven-day current yield and the seven-day effective yield for Investor Shares would have been -0.10%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 27, 2015

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional Liquid Reserves	V

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

VI	Western Asset Institutional Liquid Reserves

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2015 and August 31, 2014. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, You may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2014 and held for the six months ended February 28, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expenses ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Institutional Shares	0.04%		$1,000.00	$1,000.40	0.13%	$0.64	Institutional Shares	5.00%	$1,000.00	$1,024.15	0.13%	$0.65
SVB Securities Liquid Reserves Shares	0.00	[5]	1,000.00	1,000.00	0.19	0.94	SVB Securities Liquid Reserves Shares	5.00	1,000.00	1,023.85	0.19	0.95
SVB Securities Institutional Liquid Reserves Shares	0.01		1,000.00	1,000.10	0.19	0.94	SVB Securities Institutional Liquid Reserves Shares	5.00	1,000.00	1,023.85	0.19	0.95
Investor Shares	0.01		1,000.00	1,000.10	0.18	0.89	Investor Shares	5.00	1,000.00	1,023.90	0.18	0.90

2	Western Asset Institutional Liquid Reserves 2014 Annual Report

[1]	For the six months ended February 28, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]	Amount represents less than 0.005%.

Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 28, 2015

Assets:
Investment in Liquid Reserves Portfolio, at value	$6,309,807,414
Receivable for Fund shares sold	456,405
Prepaid expenses	95,857
Total Assets	6,310,359,676

Liabilities:
Payable for Fund shares repurchased	699,185
Investment management fee payable	478,629
Distributions payable	220,513
Service and/or distribution fees payable	41,192
Trustees’ fees payable	2,810
Accrued expenses	100,181
Total Liabilities	1,542,510
Total Net Assets	$6,308,817,166

Net Assets:
Par value (Note 5)	$63,085
Paid-in capital in excess of par value	6,311,674,697
Undistributed net investment income	23,646
Accumulated net realized loss on investments	(2,944,262)
Total Net Assets	$6,308,817,166

Shares Outstanding:
Institutional Shares	5,766,270,980
SVB Securities Liquid Reserves Shares	19,157,618
SVB Securities Institutional Liquid Reserves Shares	465,868,447
Investor Shares	57,194,566

Net Asset Value:
Institutional Shares	$1.00
SVB Securities Liquid Reserves Shares	$1.00
SVB Securities Institutional Liquid Reserves Shares	$1.00
Investor Shares	$1.00

See Notes to Financial Statements.

4	Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2015

Investment Income:
Income from Liquid Reserves Portfolio	$5,125,715
Allocated expenses from Liquid Reserves Portfolio	(2,705,881)
Allocated waiver from Liquid Reserves Portfolio	2,487,913
Total Investment Income	4,907,747

Expenses:
Investment management fee (Note 2)	5,287,194
Service and/or distribution fees (Notes 2 and 3)	346,133
Legal fees	76,185
Registration fees	43,812
Insurance	42,660
Trustees’ fees	32,253
Transfer agent fees (Note 3)	22,163
Shareholder reports	21,534
Audit and tax fees	13,315
Fund accounting fees	3,124
Miscellaneous expenses	15,544
Total Expenses	5,903,917
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(2,705,281)
Net Expenses	3,198,636
Net Investment Income	1,709,111
Net Realized Gain on Investments from Liquid Reserves Portfolio	48,680
Increase in Net Assets from Operations	$1,757,791

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 28, 2015 (unaudited) and the Year Ended August 31, 2014	2015	2014

Operations:
Net investment income	$1,709,111	$3,366,312
Net realized gain	48,680	81,156
Increase in Net Assets from Operations	1,757,791	3,447,468

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(1,709,113)	(3,365,773)
Decrease in Net Assets from Distributions to Shareholders	(1,709,113)	(3,365,773)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	16,123,857,170	25,853,345,284
Reinvestment of distributions	732,813	1,824,413
Cost of shares repurchased	(14,216,975,614)	(27,043,308,559)
Increase (Decrease) in Net Assets from Fund Share Transactions	1,907,614,369	(1,188,138,862)
Increase (Decrease) in Net Assets	1,907,663,047	(1,188,057,167)

Net Assets:
Beginning of period	4,401,154,119	5,589,211,286
End of period*	$6,308,817,166	$4,401,154,119
*Includes undistributed net investment income of:	$23,646	$23,648

See Notes to Financial Statements.

6	Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares[1]	2015[2,3]		2014[2]	2013[2]	2012	2011	2010

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income from operations:
Net investment income	0.000	[4]	0.001	0.001	0.002	0.002	0.002
Net realized gain[4]	0.000		0.000	0.000	0.000	0.000	0.000
Total income from operations	0.000	[4]	0.001	0.001	0.002	0.002	0.002

Less distributions from:
Net investment income	(0.000)	[4]	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Total distributions	(0.000)	[4]	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	0.04%		0.07%	0.13%	0.18%	0.21%	0.22%

Net assets, end of period (millions)	$5,767		$3,729	$4,696	$5,362	$6,262	$6,927

Ratios to average net assets:
Gross expenses[6]	0.33%[7,8]		0.33%[8]	0.33%[8]	0.23%	0.22%[9]	0.31%[10]
Net expenses[6,11,12]	0.13	[7]	0.13	0.14	0.15	0.16 [9]	0.15 [10]
Net investment income	0.08	[7]	0.07	0.13	0.18	0.21	0.22

[1]	Effective May 31, 2010, Class A shares were renamed Institutional shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 28, 2015 (unaudited).

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[7]	Annualized.

[8]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[10]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.14%, respectively, for the year ended August 31, 2010.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
SVB Securities Liquid Reserves Shares	2015[1,2]		2014[1]	2013[1]	2012	2011	2010

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[3]	0.000		0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)[3]	0.000		(0.000)	0.000	0.000	0.000	0.000
Total income from operations[3]	0.000		0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[3]	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[3]	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.00%[5]		0.01%	0.01%	0.01%	0.01%	0.01%

Net assets, end of period (millions)	$19		$30	$29	$47	$53	$87

Ratios to average net assets:
Gross expenses[6]	0.79%[7,8]		0.82%[8]	0.80%[8]	0.70%	0.68%[9]	0.70%[10]
Net expenses[6,11,12]	0.19	[7]	0.19	0.27	0.32	0.36 [9]	0.37 [10]
Net investment income	0.01	[7]	0.01	0.01	0.01	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than 0.005%.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[7]	Annualized.

[8]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[10]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.35%, respectively, for the year ended August 31, 2010.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Securities Liquid Reserves shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

8	Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
SVB Securities Institutional Liquid Reserves Shares	2015[1,2]		2014[1]		2013[1]	2012	2011	2010

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.000	[3]	0.001	0.001	0.001	0.001
Net realized gain (loss)[3]	0.000		(0.000)		0.000	0.000	0.000	0.000
Total income from operations	0.000	[3]	0.000	[3]	0.001	0.001	0.001	0.001

Less distributions from:
Net investment income	(0.000)	[3]	(0.000)	[3]	(0.001)	(0.001)	(0.001)	(0.001)
Total distributions	(0.000)	[3]	(0.000)	[3]	(0.001)	(0.001)	(0.001)	(0.001)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[4]	0.01%		0.01%		0.06%	0.11%	0.13%	0.12%

Net assets, end of period (millions)	$466		$563		$864	$826	$1,110	$1,142

Ratios to average net assets:
Gross expenses[5]	0.43%[6,7]		0.43%[7]		0.43%[7]	0.33%	0.32%[8]	0.34%[9]
Net expenses[5,10,11]	0.19	[6]	0.19		0.21	0.22	0.24 [8]	0.25 [9]
Net investment income	0.01	[6]	0.01		0.06	0.10	0.13	0.12

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]	Annualized.

[7]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[9]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.23%, respectively, for the year ended August 31, 2010.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Securities Institutional Liquid Reserves shares did not exceed 0.24%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report	9

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares	2015[1,2]	2014[1,3]

Net asset value, beginning of period	$1.000	$1.000

Income (loss) from operations:
Net investment income[4]	0.000	0.000
Net realized gain (loss)[4]	(0.000)	0.000
Total income from operations[4]	0.000	0.000

Less distributions from:
Net investment income[4]	(0.000)	(0.000)
Total distributions[4]	(0.000)	(0.000)

Net asset value, end of period	$1.000	$1.000
Total return[5]	0.01%	0.02%

Net assets, end of period (millions)	$57	$79

Ratios to average net assets:
Gross expenses[6,7,8]	0.44%	0.46%
Net expenses[7,8,9,10]	0.18	0.18
Net investment income[8]	0.02	0.02

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]	For the period September 3, 2013 (inception date) to August 31, 2014.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[7]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor shares did not exceed 0.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

10	Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has substantially the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (9.9% at February 28, 2015) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

(e) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion, up to and including $2 billion; 0.200% on assets over $2 billion, up to and including $5 billion; 0.175% on assets over $5 billion, up to and including $10 billion; and 0.150% on assets over $10 billion.

Since the Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Liquid Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares, SVB Securities Liquid

12	Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report

Reserves Shares, SVB Securities Institutional Liquid Reserves Shares and Investor Shares did not exceed 0.20%, 0.60%, 0.24% and 0.35%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2015, fees waived and/or expenses reimbursed amounted to $2,705,281.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its SVB Securities Liquid Reserves Shares, SVB Securities Institutional Liquid Reserves Shares and Investor Shares calculated at the annual rate not to exceed 0.45%, 0.10% and 0.10% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Institutional Shares	—		$19,312
SVB Securities Liquid Reserves Shares	$48,307	*	803
SVB Securities Institutional Liquid Reserves Shares	263,563		1,656
Investor Shares	34,263	*	392
Total	$346,133		$22,163

*	Amounts shown are exclusive of waivers. The service and/or distribution fees waived for the six months ended February 28, 2015 amounted to $17,176 and $17,132, for SVB Securities Liquid Reserves Shares and Investor Shares, respectively. Such waivers are voluntary and may be reduced or terminated at any time.

Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

For the six months ended February 28, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Institutional Shares	$2,220,987
SVB Securities Liquid Reserves Shares	53,710
SVB Securities Institutional Liquid Reserves Shares	377,030
Investor Shares	53,554
Total	$2,705,281

4. Distributions to shareholders by class

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Net Investment Income:
Institutional Shares	$1,666,253	$3,285,048
SVB Securities Liquid Reserves Shares	1,074	2,410
SVB Securities Institutional Liquid Reserves Shares	34,233	68,990
Investor Shares	7,553	9,325	†
Total	$1,709,113	$3,365,773

†	For the period September 3, 2013 (inception date) to August 31, 2014.

5. Shares of beneficial interest

At February 28, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Institutional Shares
Shares sold	15,677,003,306	24,955,266,512
Shares issued on reinvestment	690,299	1,743,870
Shares repurchased	(13,640,049,850)	(25,924,637,618)
Net increase (decrease)	2,037,643,755	(967,627,236)

SVB Securities Liquid Reserves Shares
Shares sold	15,689,824	46,748,360
Shares issued on reinvestment	1,073	2,410
Shares repurchased	(26,214,111)	(45,885,819)
Net increase (decrease)	(10,523,214)	864,951

14	Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
SVB Securities Institutional Liquid Reserves Shares
Shares sold	386,166,811	705,939,600
Shares issued on reinvestment	34,234	68,989
Shares repurchased	(483,876,432)	(1,006,410,517)
Net decrease	(97,675,387)	(300,401,928)

Investor Shares
Shares sold	44,997,229	145,390,812	†
Shares issued on reinvestment	7,207	9,144	†
Shares repurchased	(66,835,221)	(66,374,605)	†
Net increase (decrease)	(21,830,785)	79,025,351	†

†	For the period September 3, 2013 (inception date) to August 31, 2014.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Capital loss carryforward

As of August 31, 2014, the Fund had the following net short-term capital loss carryforward remaining:

Year of Expiration	Amount
8/31/2017	$(2,912,531)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $80,411, which have no expiration date, must be used first to offset any such gains.

7. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

Western Asset Institutional Liquid Reserves 2015 Semi-Annual Report	15

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Institutional Liquid Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Liquid Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

16	Western Asset Institutional Liquid Reserves

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an

Western Asset Institutional Liquid Reserves	17

Board approval of management and subadvisory agreements (unaudited) (cont’d)

independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2014 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analy-

18	Western Asset Institutional Liquid Reserves

sis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was at the median and that the Fund’s Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2016.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. In addition, the Board considered that the Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset levels, and also was at the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Western Asset Institutional Liquid Reserves	19

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

20	Western Asset Institutional Liquid Reserves

Schedule of investments (unaudited)

February 28, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Bank Notes — 1.9%
Bank of America N.A.	0.250%	3/19/15	$290,000,000	$290,000,000
Bank of America N.A.	0.250%	6/4/15	195,000,000	195,000,000
Bank of America N.A.	0.280%	6/22/15	250,000,000	250,000,000
Bank of America N.A.	0.290%	7/1/15	247,000,000	247,000,000
Bank of America N.A.	0.300%	7/21/15	240,000,000	240,000,000
Total Bank Notes				1,222,000,000
Certificates of Deposit — 33.5%
Bank of Montreal	0.220%	3/2/15	94,455,000	94,455,000
Bank of Montreal	0.220%	4/8/15	249,250,000	249,250,000
Bank of Montreal	0.220%	4/8/15	22,000,000	22,000,461
Bank of Montreal	0.220%	5/6/15	200,000,000	200,000,000
Bank of Montreal	0.180%	5/11/15	220,000,000	220,000,000
Bank of Montreal	0.220%	5/11/15	200,000,000	200,000,000
Bank of Montreal	0.230%	5/12/15	195,000,000	195,000,000
Bank of Montreal	0.240%	6/3/15	245,000,000	245,000,000
Bank of Montreal	0.270%	8/12/15	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.130%	3/4/15	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	3/5/15	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	3/23/15	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	4/17/15	149,500,000	149,500,000
Bank of Tokyo-Mitsubishi UFJ NY	0.270%	6/23/15	497,000,000	497,000,000
BNP Paribas NY Branch	0.240%	3/4/15	100,000,000	100,000,000
BNP Paribas NY Branch	0.300%	3/9/15	300,000,000	300,000,000
BNP Paribas NY Branch	0.300%	3/12/15	150,000,000	150,000,000
BNP Paribas NY Branch	0.300%	4/6/15	297,000,000	297,000,000
BNP Paribas NY Branch	0.350%	8/10/15	392,000,000	392,000,000
BNP Paribas NY Branch	0.350%	8/13/15	195,000,000	195,000,000
Canadian Imperial Bank of Commerce	0.190%	3/12/15	95,000,000	95,000,000
Canadian Imperial Bank of Commerce	0.200%	4/20/15	441,000,000	441,000,000
Canadian Imperial Bank of Commerce	0.180%	5/21/15	95,000,000	95,000,000
Citibank N.A.	0.220%	4/6/15	330,000,000	330,000,000
Citibank N.A.	0.240%	5/1/15	45,000,000	45,000,000
Citibank N.A.	0.240%	5/12/15	685,000,000	685,000,000
Citibank N.A.	0.280%	7/22/15	190,000,000	190,000,000
Citibank N.A.	0.376%	10/2/15	100,000,000	100,000,000	(a)
Credit Agricole Corp.	0.280%	3/6/15	490,000,000	490,000,000
Credit Agricole Corp.	0.280%	3/16/15	480,000,000	480,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Credit Agricole Corp.	0.390%	8/3/15	$175,000,000	$175,000,000
Credit Agricole Corp.	0.390%	8/3/15	94,100,000	94,100,000
DnB NOR Bank ASA	0.090%	3/6/15	97,000,000	97,000,000
DnB NOR Bank ASA	0.230%	5/18/15	143,500,000	143,496,784
DnB NOR Bank ASA	0.250%	6/1/15	97,000,000	96,999,999
HSBC Bank USA	0.240%	5/5/15	45,000,000	45,000,000
Mitsubishi UFJ Trust & Banking NY	0.260%	6/2/15	122,000,000	122,000,000
Mitsubishi UFJ Trust & Banking NY	0.300%	7/9/15	97,000,000	97,000,000
Mitsubishi UFJ Trust & Banking NY	0.330%	8/25/15	167,000,000	167,000,000
Mizuho Bank Ltd.	0.260%	3/26/15	150,000,000	150,000,000
Mizuho Bank Ltd.	0.250%	4/22/15	244,750,000	244,750,000
Mizuho Bank Ltd.	0.250%	4/23/15	100,000,000	100,000,000
Mizuho Bank Ltd.	0.250%	5/6/15	250,000,000	250,000,000
Mizuho Bank Ltd.	0.250%	5/13/15	250,000,000	250,000,000
Mizuho Bank Ltd.	0.250%	5/13/15	175,000,000	175,000,000
Mizuho Bank Ltd.	0.250%	5/18/15	50,000,000	50,000,000
Natixis NY	0.250%	3/2/15	100,000,000	100,000,000
Natixis NY	0.330%	3/9/15	200,000,000	200,000,000
Natixis NY	0.300%	5/1/15	100,000,000	100,008,458
Natixis NY	0.340%	6/2/15	494,750,000	494,750,000
Natixis NY	0.350%	7/31/15	420,000,000	420,000,000
Natixis NY	0.380%	7/31/15	97,750,000	97,750,000
Nordea Bank Finland PLC	0.220%	3/25/15	45,850,000	45,850,915
Nordea Bank Finland PLC	0.275%	8/25/15	192,000,000	191,995,287
Norinchukin Bank	0.270%	3/2/15	496,000,000	495,999,931
Norinchukin Bank	0.280%	3/18/15	92,000,000	92,000,000
Norinchukin Bank	0.260%	4/21/15	195,000,000	194,998,621
Norinchukin Bank	0.330%	8/19/15	491,000,000	491,000,000
Oversea-Chinese Banking Corp. Ltd.	0.180%	4/7/15	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.	0.220%	4/8/15	113,000,000	113,000,000
Oversea-Chinese Banking Corp. Ltd.	0.220%	5/5/15	111,800,000	111,797,980
Oversea-Chinese Banking Corp. Ltd.	0.180%	5/8/15	54,000,000	54,000,000
Oversea-Chinese Banking Corp. Ltd.	0.230%	5/15/15	100,000,000	99,999,998
Oversea-Chinese Banking Corp. Ltd.	0.270%	6/3/15	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd.	0.280%	8/3/15	50,000,000	49,997,847
Rabobank Nederland NY	0.280%	7/7/15	39,350,000	39,349,999
Rabobank Nederland NY	0.290%	8/10/15	144,650,000	144,646,750
Royal Bank of Canada	0.217%	5/22/15	400,000,000	400,000,000	(a)

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2015 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Royal Bank of Canada	0.265%	7/6/15	$592,250,000	$592,250,000
Royal Bank of Canada	0.264%	8/19/15	395,000,000	395,000,000	(a)
Skandinaviska Enskilda Banken AB	0.577%	11/16/15	96,000,000	96,175,574	(a)
Standard Chartered Bank NY	0.270%	3/25/15	197,000,000	197,000,000
Standard Chartered Bank NY	0.260%	4/6/15	50,000,000	50,000,000
Standard Chartered Bank NY	0.260%	4/7/15	75,000,000	75,000,000
Standard Chartered Bank NY	0.340%	7/7/15	147,250,000	147,250,000
Standard Chartered Bank NY	0.340%	7/9/15	100,000,000	100,000,000
State Street Bank & Trust Co.	0.297%	10/22/15	425,000,000	425,000,000
Sumitomo Mitsui Banking Corp.	0.250%	3/16/15	385,000,000	385,000,000
Sumitomo Mitsui Banking Corp.	0.250%	4/20/15	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.310%	7/9/15	500,000,000	499,990,986
Sumitomo Mitsui Banking Corp.	0.320%	8/19/15	297,000,000	297,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	3/30/15	240,000,000	240,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	4/1/15	145,000,000	145,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.250%	4/23/15	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	6/2/15	187,000,000	187,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.320%	7/8/15	670,000,000	670,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.320%	7/20/15	99,700,000	99,700,000
Svenska Handelsbanken AB	0.185%	3/18/15	167,000,000	167,002,756
Svenska Handelsbanken AB	0.230%	3/24/15	85,000,000	85,000,000
Svenska Handelsbanken AB	0.220%	3/25/15	100,000,000	100,000,000
Swedbank AB	0.250%	6/2/15	122,000,000	122,000,000
Toronto Dominion Bank NY	0.130%	3/9/15	100,000,000	100,000,000
Toronto Dominion Bank NY	0.270%	6/1/15	150,000,000	150,000,000
Toronto Dominion Bank NY	0.230%	6/8/15	150,000,000	150,000,000
Toronto Dominion Bank NY	0.250%	6/10/15	195,000,000	195,000,000
Toronto Dominion Bank NY	0.260%	7/17/15	390,000,000	390,000,000
Toronto Dominion Bank NY	0.257%	7/22/15	100,000,000	100,000,000	(a)
Toronto Dominion Bank NY	0.260%	7/30/15	142,000,000	142,000,000
Toronto Dominion Bank NY	0.272%	8/24/15	220,000,000	220,000,000	(a)
UBS AG Stamford Branch	0.270%	6/26/15	200,000,000	200,000,000
Wells Fargo Bank N.A.	0.230%	4/6/15	370,000,000	370,000,000
Wells Fargo Bank N.A.	0.230%	5/11/15	300,000,000	300,000,000
Wells Fargo Bank N.A.	0.230%	5/19/15	100,000,000	100,000,000
Wells Fargo Bank N.A.	0.230%	5/22/15	100,000,000	100,000,000
Wells Fargo Bank N.A.	0.250%	6/12/15	100,000,000	100,000,000
Wells Fargo Bank N.A.	0.303%	2/16/16	247,250,000	247,250,000	(a)
Total Certificates of Deposit				21,458,317,346

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit (Euro) — 1.1%
Standard Chartered Bank	0.430%	7/17/15	$700,000,000	$700,026,748
Commercial Paper — 37.2%
ANZ National International Ltd.	0.220%	4/1/15	31,200,000	31,194,089	(b)(c)
ANZ National International Ltd.	0.205%	5/1/15	150,000,000	149,947,896	(b)(c)
ANZ National International Ltd.	0.250%	6/1/15	100,000,000	99,936,111	(b)(c)
ANZ National International Ltd.	0.250%	6/5/15	94,250,000	94,187,167	(b)(c)
ANZ National International Ltd.	0.250%	6/8/15	145,000,000	144,900,312	(b)(c)
ANZ National International Ltd.	0.280%	7/7/15	100,000,000	99,900,444	(b)(c)
ANZ National International Ltd.	0.280%	7/20/15	95,000,000	94,895,817	(b)(c)
ANZ National International Ltd.	0.270%	7/27/15	100,000,000	99,889,000	(b)(c)
ASB Finance Ltd.	0.272%	5/13/15	50,000,000	50,007,300	(a)(b)
ASB Finance Ltd.	0.260%	6/15/15	100,000,000	99,923,445	(b)(c)
ASB Finance Ltd.	0.270%	7/16/15	100,000,000	99,897,250	(b)(c)
Bank Nederlandse Gemeenten NV	0.240%	4/30/15	250,000,000	249,900,000	(b)(c)
Bank Nederlandse Gemeenten NV	0.275%	8/24/15	150,000,000	149,798,334	(b)(c)
Bank of Nova Scotia	0.250%	6/19/15	87,626,000	87,559,063	(c)(d)
Barclays U.S. Funding LLC	0.130%	3/2/15	2,248,319,000	2,248,310,884	(b)(c)
BNZ International Funding Ltd.	0.220%	3/3/15	80,000,000	79,999,022	(b)(c)
BNZ International Funding Ltd.	0.230%	3/23/15	100,000,000	99,985,944	(b)(c)
BNZ International Funding Ltd.	0.180%	4/20/15	90,000,000	89,977,500	(b)(c)
BNZ International Funding Ltd.	0.271%	5/6/15	100,000,000	100,000,000	(a)(b)
BNZ International Funding Ltd.	0.270%	7/20/15	100,000,000	99,894,250	(b)(c)
Caisse des Depots et Consignations	0.280%	7/7/15	192,000,000	191,808,853	(c)(d)
Caisse des Depots et Consignations	0.280%	8/18/15	125,000,000	124,834,722	(c)(d)
Coca-Cola Co.	0.190%	5/7/15	50,000,000	49,982,319	(b)(c)
Coca-Cola Co.	0.200%	5/11/15	40,000,000	39,984,222	(b)(c)
Commonwealth Bank of Australia	0.190%	4/9/15	188,050,000	188,011,293	(b)(c)
Commonwealth Bank of Australia	0.170%	5/8/15	275,000,000	274,911,694	(b)(c)
Credit Agricole Corp.	0.070%	3/2/15	571,960,000	571,958,888	(c)
Credit Suisse NY	0.260%	3/2/15	200,000,000	199,998,556	(c)
Credit Suisse NY	0.270%	5/7/15	370,000,000	369,814,075	(c)
Credit Suisse NY	0.270%	5/14/15	497,000,000	496,724,165	(c)
DBS Bank Ltd.	0.230%	3/16/15	100,000,000	99,990,417	(b)(c)
DBS Bank Ltd.	0.230%	3/25/15	97,000,000	96,985,127	(b)(c)
DBS Bank Ltd.	0.180%	4/27/15	85,000,000	84,975,775	(b)(c)
DBS Bank Ltd.	0.180%	5/11/15	195,000,000	194,930,775	(b)(c)
DBS Bank Ltd.	0.230%	5/18/15	55,000,000	54,972,592	(b)(c)
DBS Bank Ltd.	0.230%	5/26/15	97,000,000	96,946,704	(b)(c)

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2015 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
DBS Bank Ltd.	0.270%	6/8/15	$99,250,000	$99,176,307	(b)(c)
DBS Bank Ltd.	0.270%	6/9/15	200,000,000	199,850,000	(b)(c)
DBS Bank Ltd.	0.250%	6/16/15	124,700,000	124,607,341	(b)(c)
DBS Bank Ltd.	0.200%	6/17/15	100,000,000	99,940,000	(b)(c)
DBS Bank Ltd.	0.270%	7/8/15	100,000,000	99,903,250	(b)(c)
DBS Bank Ltd.	0.270%	8/10/15	146,250,000	146,072,306	(b)(c)
DnB NOR Bank ASA	0.235%	3/3/15	182,000,000	181,997,624	(b)(c)
DnB NOR Bank ASA	0.240%	6/1/15	142,000,000	141,912,906	(b)(c)
DnB NOR Bank ASA	0.245%	6/9/15	250,000,000	249,829,861	(b)(c)
DnB NOR Bank ASA	0.310%	8/18/15	445,750,000	445,097,473	(b)(c)
DnB NOR Bank ASA	0.305%	8/21/15	46,000,000	45,932,578	(b)(c)
Exxon Mobil Corp.	0.145%	3/17/15	335,000,000	334,978,412	(c)
Fortis Funding LLC	0.080%	3/2/15	78,000,000	77,999,827	(c)
HSBC Bank PLC	0.314%	1/12/16	270,000,000	270,000,000	(a)(b)
ING U.S. Funding LLC	0.300%	3/12/15	497,000,000	496,954,442	(c)
ING U.S. Funding LLC	0.300%	3/13/15	440,000,000	439,956,000	(c)
ING U.S. Funding LLC	0.300%	7/15/15	500,000,000	499,433,335	(c)
ING U.S. Funding LLC	0.300%	7/15/15	39,700,000	39,655,007	(c)
ING U.S. Funding LLC	0.315%	7/28/15	17,210,000	17,187,562	(c)
JPMorgan Securities LLC	0.331%	3/6/15	195,000,000	194,991,062	(c)
JPMorgan Securities LLC	0.301-0.331%	4/24/15	549,530,000	549,271,461	(b)(c)
JPMorgan Securities LLC	0.331%	6/19/15	150,000,000	149,848,750	(b)(c)
JPMorgan Securities LLC	0.300%	7/23/15	294,500,000	294,146,601	(c)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.155%	5/11/15	200,000,000	199,938,862	(c)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	5/14/15	140,000,000	139,953,956	(c)
Lloyds Bank PLC	0.060%	3/2/15	1,685,000,000	1,684,997,192	(c)
Lloyds Bank PLC	0.140%	3/3/15	550,000,000	549,995,722	(c)
Lloyds Bank PLC	0.160%	3/16/15	100,000,000	99,993,333	(c)
Lloyds Bank PLC	0.190%	4/16/15	100,000,000	99,975,723	(c)
Natixis NY	0.050%	3/2/15	234,000,000	233,999,675	(c)
Nordea Bank AB	0.225%	3/16/15	104,000,000	103,990,250	(b)(c)
Nordea Bank AB	0.225%	3/23/15	100,000,000	99,986,250	(b)(c)
Nordea Bank AB	0.230%	3/25/15	60,000,000	59,990,800	(b)(c)
Nordea Bank AB	0.225%	5/18/15	245,000,000	244,880,563	(b)(c)
NRW Bank	0.140%	3/3/15	744,250,000	744,244,211	(b)(c)
NRW Bank	0.145%	3/5/15	295,000,000	294,995,247	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
NRW Bank	0.145%	3/24/15	$187,000,000	$186,982,676	(b)(c)
NRW Bank	0.145%	4/1/15	197,000,000	196,975,403	(b)(c)
NRW Bank	0.185%	6/18/15	90,000,000	89,949,587	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.190%	3/2/15	125,000,000	124,999,340	(c)
Oversea-Chinese Banking Corp. Ltd.	0.220-0.230%	5/4/15	250,000,000	249,900,445	(c)
Oversea-Chinese Banking Corp. Ltd.	0.230%	5/19/15	100,000,000	99,949,528	(c)
PNC Bank NA	0.310%	5/22/15	267,000,000	267,000,000	(a)
PNC Bank NA	0.410%	10/14/15	5,350,000	5,336,169	(c)
PNC Bank NA	0.411%	10/14/15	144,000,000	143,627,721	(c)
PNC Bank NA	0.381-0.391%	11/2/15	272,000,000	271,285,369	(c)
PNC Bank NA	0.391%	11/2/15	41,250,000	41,142,888	(c)
PNC Bank NA	0.401%	11/9/15	143,000,000	142,598,011	(c)
Reckitt Benckiser Treasury	0.351%	8/10/15	50,000,000	49,921,250	(b)(c)
Skandinaviska Enskilda Banken AG	0.220%	3/23/15	35,000,000	34,995,294	(b)(c)
Skandinaviska Enskilda Banken AG	0.260%	4/8/15	97,000,000	96,973,379	(b)(c)
Skandinaviska Enskilda Banken AG	0.230%	6/12/15	270,000,000	269,822,324	(b)(c)
Skandinaviska Enskilda Banken AG	0.230%	6/18/15	312,600,000	312,382,309	(b)(c)
Societe Generale N.A	0.300%	3/3/15	400,000,000	399,993,333	(b)(c)
Societe Generale N.A	0.250%	3/23/15	150,000,000	149,977,083	(b)(c)
Societe Generale N.A	0.381-0.401%	7/31/15	311,350,000	310,832,587	(b)(c)
Sumitomo Mitsui Banking Corp.	0.250%	4/20/15	97,000,000	96,966,319	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.250%	4/27/15	147,000,000	146,941,812	(b)(c)
Swedbank AB	0.195%	3/11/15	130,000,000	129,992,958	(c)
Swedbank AB	0.250%	3/20/15	200,000,000	199,973,611	(c)
Swedbank AB	0.240%	6/4/15	188,500,000	188,380,617	(c)
Swedbank AB	0.300%	8/17/15	193,000,000	192,728,192	(c)
Toyota Motor Credit Corp.	0.210%	5/1/15	150,000,000	149,946,625	(c)
Toyota Motor Credit Corp.	0.210%	5/5/15	100,000,000	99,962,083	(c)
Toyota Motor Credit Corp.	0.220%	5/11/15	150,000,000	149,934,917	(c)
United Overseas Bank Ltd.	0.260%	3/4/15	100,000,000	99,997,833	(c)
United Overseas Bank Ltd.	0.260%	3/4/15	50,000,000	49,998,917	(c)
United Overseas Bank Ltd.	0.260%	3/16/15	79,900,000	79,891,344	(b)(c)
United Overseas Bank Ltd.	0.260%	3/18/15	140,000,000	139,982,811	(b)(c)
United Overseas Bank Ltd.	0.230%	4/6/15	145,000,000	144,966,650	(b)(c)
United Overseas Bank Ltd.	0.220%	4/14/15	75,000,000	74,979,833	(b)(c)
United Overseas Bank Ltd.	0.220%	4/16/15	100,000,000	99,971,889	(b)(c)
United Overseas Bank Ltd.	0.291%	6/11/15	145,000,000	144,880,858	(b)(c)
United Overseas Bank Ltd.	0.270%	6/12/15	99,250,000	99,173,329	(b)(c)

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2015 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
United Overseas Bank Ltd.	0.291%	6/15/15	$97,000,000	$96,917,173	(b)(c)
United Overseas Bank Ltd.	0.291%	6/18/15	100,000,000	99,912,194	(b)(c)
United Overseas Bank Ltd.	0.291%	6/22/15	150,000,000	149,863,458	(b)(c)
Westpac Banking Corp.	0.273%	11/18/15	345,000,000	345,000,000	(a)(b)
Westpac Banking Corp.	0.274%	11/20/15	220,000,000	220,000,000	(a)(b)
Total Commercial Paper				23,807,626,013
Corporate Bonds & Notes — 1.5%
Credit Agricole SA, Senior Notes	3.500%	4/13/15	196,710,000	197,404,137	(d)
HSBC Bank PLC	3.500%	6/28/15	30,500,000	30,811,955	(d)
ING Bank NV	0.477%	7/22/15	43,000,000	43,004,392	(a)(d)
JPMorgan Chase Bank N.A.	0.355%	3/4/16	300,000,000	300,000,000	(a)
National Bank of Canada	1.500%	6/26/15	31,359,000	31,473,908
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	20,000,000	20,212,702	(d)
Swedish Export	0.886%	3/9/15	84,900,000	84,913,584	(e)
Wells Fargo Bank N.A.	0.387%	3/21/16	275,000,000	275,000,000	(a)
Total Corporate Bonds & Notes				982,820,678
Medium-Term Notes — 0.5%
Credit Suisse NY	3.500%	3/23/15	40,000,000	40,074,812
Royal Bank of Canada	1.150%	3/13/15	45,000,000	45,012,574
Wells Fargo Bank N.A.	0.367%	3/18/16	250,000,000	250,000,000	(a)
Total Medium-Term Notes				335,087,386
Time Deposits — 16.1%
Bank of Tokyo Mitsubishi	0.060%	3/2/15	1,027,712,000	1,027,712,000
Barclays Bank PLC NY	0.130%	3/2/15	250,000,000	250,000,000
Credit Agricole	0.070%	3/2/15	275,000,000	275,000,000
DnB NOR Bank ASA	0.050%	3/2/15	1,115,000,000	1,115,000,000
Fortis Bank Grand Cayman	0.080%	3/2/15	139,892,000	139,892,000
National Bank of Canada	0.070%	3/2/15	300,000,000	300,000,000
Natixis Grand Cayman	0.050%	3/2/15	485,000,000	485,000,000
Nordea Finland Grand Cayman	0.050%	3/2/15	1,750,000,000	1,750,000,000
Skandinaviska Enskilda Cayman	0.050%	3/2/15	1,700,000,000	1,700,000,000
Standard Chartered Bank NY	0.050%	3/2/15	1,175,000,000	1,175,000,000
Svenska Handelsbanken Grand Cayman	0.040%	3/2/15	400,000,000	400,000,000
Swedbank Grand Cayman	0.050%	3/2/15	1,675,000,000	1,675,000,000
Total Time Deposits				10,292,604,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — 0.4%
Federal Home Loan Bank (FHLB), Discount Notes	0.163%	3/20/15	$200,000,000	$199,982,848	(c)
Federal National Mortgage Association (FNMA), Discount Notes	0.085%	5/1/15	25,000,000	24,996,399	(c)
Total U.S. Government Agencies				224,979,247
U.S. Treasury Notes — 5.1%
U.S. Treasury Notes	0.065%	1/31/16	1,138,475,000	1,138,349,192	(a)
U.S. Treasury Notes	0.089%	4/30/16	580,000,000	580,006,376	(a)
U.S. Treasury Notes	0.090%	7/31/16	375,000,000	375,005,389	(a)
U.S. Treasury Notes	0.073%	10/31/16	1,025,000,000	1,024,808,985	(a)
U.S. Treasury Notes	0.104%	1/31/17	154,400,000	154,399,998	(a)
Total U.S. Treasury Notes				3,272,569,940
Repurchase Agreements — 2.7%
Bank of America Corp. repurchase agreement dated 2/27/15; Proceeds at maturity — $1,280,375,467; (Fully collateralized by various U.S. government agency obligations, municipal bonds and corporate bonds, 0.000% to 9.250% due 3/2/2015 to 1/1/2114; Market value — $1,326,819,797)	0.220%	4/16/15	1,280,000,000	1,280,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 2/27/15; Proceeds at maturity —$445,005,192; (Fully collateralized by various U.S. government obligations, 2.125% to 4.625% due 8/15/21 to 2/15/40; Market value — $445,003,030)	0.060%	3/5/15	445,000,000	445,000,000
Total Repurchase Agreements				1,725,000,000
Total Investments — 100.0% (Cost — $64,021,031,358#)				64,021,031,358
Other Assets in Excess of Liabilities — 0.0%				18,772,554
Total Net Assets — 100.0%				$64,039,803,912

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2015

Assets:
Investments, at value	$64,021,031,358
Cash	475
Interest receivable	20,535,452
Total Assets	64,041,567,285

Liabilities:
Trustees’ fees payable	64,251
Accrued expenses	1,699,122
Total Liabilities	1,763,373
Total Net Assets	$64,039,803,912

Represented by:
Paid-in-capital	$64,039,803,912

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended February 28, 2015

Investment Income:
Interest	$72,526,975

Expenses:
Investment management fee (Note 2)	35,723,944
Fund accounting fees	1,822,854
Trustees’ fees	545,995
Legal fees	377,501
Custody fees	294,255
Audit and tax fees	22,054
Miscellaneous expenses	40,189
Total Expenses	38,826,792
Less: Fee waivers and/or expense reimbursements (Note 2)	(35,723,944)
Net Expenses	3,102,848
Net Investment Income	69,424,127
Net Realized Gain on Investments	101,556
Increase in Net Assets From Operations	$69,525,683

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2015 (unaudited) and the Year Ended August 31, 2014	2015	2014

Operations:
Net investment income	$69,424,127	$75,247,060
Net realized gain	101,556	872,607
Increase in Net Assets from Operations	69,525,683	76,119,667

Capital transactions:
Proceeds from contributions	45,362,579,033	118,607,684,090
Value of withdrawals	(55,795,639,468)	(117,856,006,478)
Increase (Decrease) in Net Assets from Capital Transactions	(10,433,060,435)	751,677,612
Increase (Decrease) in Net Assets	(10,363,534,752)	827,797,279

Net Assets:
Beginning of period	74,403,338,664	73,575,541,385
End of period	$64,039,803,912	$74,403,338,664

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Semi-Annual Report	31

Financial highlights

For the years ended August 31, unless otherwise noted:
	2015[1]		2014	2013	2012	2011	2010

Net assets, end of period (millions)	$64,040		$74,403	$73,576	$61,127	$38,040	$35,675
Total return[2]	0.10%		0.10%	0.17%	0.23%	0.27%	0.28%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.10%
Net expenses[4,5,6]	0.01	[3]	0.10	0.10	0.10	0.10	0.10
Net investment income	0.19	[3]	0.10	0.17	0.23	0.27	0.27

[1]	For the six months ended February 28, 2015 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Liquid Reserves Portfolio 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$64,021,031,358	—	$64,021,031,358

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market

34	Liquid Reserves Portfolio 2015 Semi-Annual Report

conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2015, as a result of a voluntary expense limitation arrangement, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

Liquid Reserves Portfolio 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

During the six months ended February 28, 2015, fees waived and/or expenses reimbursed amounted to $35,723,944.

The investment manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2015, the Portfolio did not invest in derivative instruments.

4. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

36	Liquid Reserves Portfolio 2015 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Liquid Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory

Liquid Reserves Portfolio	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

38	Liquid Reserves Portfolio

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Western Asset Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2014 was at the median and that its performance for the 10-year period ended June 30, 2014 was above the median.

The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2014 was above the median.

The information comparing Western Asset Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year periods ended June 30, 2014 was at the median and that its performance for the 5- and 10-year periods ended June 30, 2014 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for each of the Feeder Funds. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information provided by Lipper comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the

Liquid Reserves Portfolio	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as money market instrument funds or funds classified as institutional money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset Liquid Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was at the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2016.

•

For Western Asset Institutional Liquid Reserves, the Contractual Management Fee was at the median, the Actual Management Fee was above the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2016.

40	Liquid Reserves Portfolio

•

For Western Asset Premium Liquid Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was above the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2016.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board considered that the Manager had previously agreed to institute breakpoints in the Contractual Management Fee for each of Western Asset Institutional Liquid Reserves and Western Asset Liquid Reserves, reflecting the potential for reducing the Contractual Management Fee for those Feeder Funds as they grow. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the asset levels of Western Asset Institutional Liquid Reserves and Western Asset Liquid Reserves.

The Board noted that Western Asset Institutional Liquid Reserves had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also noted that the Contractual Management Fee for Western Asset Institutional Liquid Reserves is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset levels and is also equal to the median of the expense group. The Board noted that for Western Asset Liquid Reserves, the Actual Management Fee was at the median of its expense group.

The Board also noted that Western Asset Premium Liquid Reserves’ Contractual Management Fee was below the median of its expense group.

Liquid Reserves Portfolio	41

Board approval of management and subadvisory agreements (unaudited)

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

42	Liquid Reserves Portfolio

Western Asset

Institutional Liquid Reserves

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional Liquid Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Western Asset Institutional Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010860 4/15 SR15-2451

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015